Capital Commitments - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of finance lease and operating lease by lessee [Line Items]
Commitments to purchase property, plant and equipment	$ 113	$ 113
2021 [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Commitments to purchase property, plant and equipment	24
2022 [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Commitments to purchase property, plant and equipment	53
2023 [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Commitments to purchase property, plant and equipment	$ 36